Schedule of Intellectual Property (Details)	12 Months Ended
	Jul. 31, 2021 USD ($)	Jul. 31, 2020 USD ($)	Jul. 31, 2020 CAD ($)	Aug. 01, 2019 USD ($)	Aug. 01, 2019 CAD ($)
Disclosure of detailed information about intangible assets [abstract]
Beginning balance Cost	$ 305,130	$ 305,130
Additions	0	0
Beginning balance Cost	305,130	305,130
Beginning Accumulated Amortization	44,263	29,008
Amortization during the period	15,256	15,255
Ending Accumulated Amortization	59,520	44,263
Net Book Value	$ 245,610	$ 260,866	$ 320,474	$ 276,121	$ 339,215